Expense Example, No Redemption (Vanguard Global Equity Fund - Investor Shares, Vanguard Global Equity Fund, USD $)	12 Months Ended
Sep. 30, 2012
Vanguard Global Equity Fund - Investor Shares | Vanguard Global Equity Fund
Expense Example, No Redemption:
1 YEAR	$ 60
3 YEAR	189
5 YEAR	329
10 YEAR	$ 738